FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non current payables	$ 86	$ 84
Current trade payables	29	13
Trade payables	356	233
Total trade and other payables	397	253
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	70	71
Current other payables	14	12
Leases Liability [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	15	11
Current other payables	21	4
Contractual Penalty Debt [Member]
IfrsStatementLineItems [Line Items]
Non current other payables		2
Current other payables	2	2
Other [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	1
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	86	84
Current other payables	41	20
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	314	206
Customer Advances [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	13	14
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Current trade payables	29	13
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Current other payables	$ 4	$ 2